Share-Based Payments (Details 4) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	€ 2,633	€ 4,896
N 2020 Earn Out [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense		4,730
R S Us [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	412
Incentive Shares [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense		166
Options [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	€ 2,221